STOCKHOLDERS’ EQUITY (Details Narrative)																			1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($) $ / shares shares	Jul. 20, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Jul. 10, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($) $ / shares shares	May 02, 2023 USD ($) $ / shares shares	May 01, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Apr. 20, 2023 $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 17, 2022 USD ($) $ / shares shares	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 11, 2022 USD ($) $ / shares shares	Apr. 28, 2022 USD ($) $ / shares shares	Jan. 28, 2022 $ / shares shares	Sep. 14, 2021 $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) shares	Oct. 31, 2022 USD ($) $ / shares shares	May 31, 2023 $ / shares	Sep. 30, 2022 USD ($)	Feb. 28, 2022 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares	490,000,000											490,000,000									490,000,000		490,000,000		490,000,000	490,000,000	490,000,000		490,000,000
Common stock, par value | $ / shares	$ 0.0001											$ 0.0001									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized | shares	10,000,000											10,000,000									10,000,000		10,000,000		10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, par value | $ / shares	$ 0.0001											$ 0.0001									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Issuance of common stock for cash net, shares | shares																		4,900,000
Share price | $ / shares																		$ 0.70
Gross proceeds																										$ 637,800	$ 452,160	$ 60,543	$ 60,543
Fair value, grant																										$ 637,800	372,000	60,000	60,000
Share based compensation expenses																											$ 896,947		$ 6,202
Equity fair value																															$ 114,883
Warrants expiration term	3 years																					3 years			3 years		3 years
Resale amendment agreement, description					the Company issued a Form S-1/A, which registered for resale (i) up to 3,149,314 shares of common stock, par value $0.0001 per share which the selling stockholders may acquire upon the exercise of outstanding common warrants and (ii) up to 500,000 shares of common stock, which the selling stockholders may acquire upon the exercise of outstanding pre-funded warrants. Such warrants were issued to the selling stockholders in connection with securities purchase agreements entered into on January 28, 2022 and September 20, 2022. The Company recorded 699,848 shares of common stock that are not exercised but registered in accordance with their common warrant agreements and 500,000 shares of common stock that are not exercised but registered in accordance with their pre-funded warrant agreements upon the filing of this Form S-1/A
Aggregate of warrants | shares	1,459,878																								1,459,878		1,459,878
Exercise price | $ / shares												$ 0.01									$ 0.01								$ 0.01
Expected term																													5 years
Expected volatility rate																													98.00%
New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate of warrants | shares				2,449,466
Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate of warrants | shares				1,959,573
2022 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares													4,000,000
Share based compensation expenses	$ 226,242
Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input																						92
Measurement Input, Option Volatility [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate				136.00%
Measurement Input, Option Volatility [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate				136.00%
Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input																						50
Measurement Input, Exercise Price [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares				$ 0.80
Measurement Input, Exercise Price [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares				1.03
Measurement Input, Share Price [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				1.53
Measurement Input, Share Price [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				$ 1.43
Measurement Input, Expected Term [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term				3 years
Measurement Input, Expected Term [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term				3 years
Measurement Input, Expected Dividend Rate [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate				0.00%
Measurement Input, Expected Dividend Rate [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate				0.00%
Measurement Input, Discount Rate [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input				4.54
Measurement Input, Discount Rate [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input				4.54
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold | shares											2,000,000								2,000,000
Gross proceeds																			$ 6,000,000
Sale of stock, price per share | $ / shares									$ 3.00	$ 3.00	$ 3.00								$ 3.00
Share based compensation expenses									$ 6,000,000		$ 6,000,000
Percentage of public offering price																				110.00%
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrants or rights | $ / shares									$ 3.30	$ 3.30	$ 3.30									$ 3.30
Shares issued warrants to purchase | shares									100,000	100,000	100,000									100,000
Percentage of public offering price									110.00%	110.00%	110.00%
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares								700,000
Share price | $ / shares																														$ 2.15
Shares issued, price per share | $ / shares								$ 2.15
Fair value, grant								$ 1,505,000																			$ 1,505,000
Share based compensation expenses																									$ 226,242		$ 226,242
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares			$ 0.0001			$ 0.0001	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Issuance of common stock for cash net, shares | shares			100,000			100,000	25,000			100,000	12,500			60,000		4,500,000				400,000						632,800	400,000	10,000	10,000
Share price | $ / shares									$ 3.30	$ 3.30	$ 3.30					$ 0.29
Gross proceeds																				$ 400,000
Fair value																$ 1,322,933
Shares issued, price per share | $ / shares			$ 1.21			$ 0.88	$ 2.10		$ 2.00	$ 2.00	$ 2.00									$ 1.00
Fair value, grant																										$ 63	$ 40	$ 1	$ 1
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity fair value																						$ 994,091
Warrants expiration term																						3 years
Aggregate of warrants | shares																						2,519,451
Exercise price of warrants or rights | $ / shares				$ 0.80																		$ 1.03
Warrant exercise price, description				i) the exercise price was reduced from $1.03 to $0.80 and ii) the number of warrants was increased by a factor of 1.25 or 489,893 warrants in order to induce full, immediate exercise.
Net of equity issuance costs				$ 146,938
Proceeds from issuance of warrants				1,812,635
Warrant [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net of equity issuance costs				$ 300,000
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares																							65,000
Subsricption receivable																							$ 10,000			$ 10,000
Share price | $ / shares																							$ 2.00			$ 2.00
Gross proceeds																							$ 130,000
Subscription Agreements [Member] | Common Stock [Member] | Two Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issed | shares																				400,000
Founder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares																					5,530,000
Subsricption receivable												$ 10									$ 10								$ 10
Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																								$ 1.00
Number of shares sold | shares																								577,800
Gross proceeds																								$ 577,800
Shares issued, price per share | $ / shares													$ 0.29				$ 0.29
Investors [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share | $ / shares																	$ 3.00
Number of shares issed | shares																	375,000
Investors [Member] | Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, rate																	0.50					0.50
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares															300,000
Share price | $ / shares														$ 0.29	$ 0.29
Fair value															$ 88,200
Director [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares														60,000
Share price | $ / shares														$ 0.29	$ 0.29
Shares issued, price per share | $ / shares														$ 0.0001	$ 0.0001
Fair value, grant														$ 88,200
Share based compensation expenses																									44,462		50,262
Executives [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares													1,100,000																1,100,000
Fair value, grant													$ 323,400																$ 323,400
Share based compensation expenses												6,202													40,757		120,943
Share based compensation, unrecognized expense	$ 196,255											$ 317,198									$ 317,198				196,255		196,255		$ 317,198
Executives [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expenses																									$ 40,757		$ 120,943
Executives [Member] | Restricted Stock Units (RSUs) [Member] | 2022 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares																					1,100,000
Share price | $ / shares																																$ 0.294
Fair value, grant																					$ 323,400
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expenses			$ 121,000			$ 88,000	$ 52,500				$ 25,000
Marcum Llp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expenses					$ 80,159
Marcum Llp [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares					$ 0.0001
Issuance of common stock for cash net, shares | shares					48,000
Shares issued, price per share | $ / shares					$ 1.67
Mr Frank Ingriselli [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares		200,000
Shares issued, price per share | $ / shares		$ 1.07
Fair value, grant		$ 213,000